Accounts Receivable - Summary of Accounts Receivable (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 72,028	¥ 52,746
Cost [member]
Disclosure of financial assets [Line Items]
Accounts receivable	74,917	54,160
Accumulated impairment [member]
Disclosure of financial assets [Line Items]
Accounts receivable	¥ (2,889)	¥ (1,414)